Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Stockholders' Equity [Abstract]
Cash dividends declared	$ 0.87	$ 0.83	$ 0.83
Common Stock, Dividend Rate, Percentage	50.00%